15007913

Received SEC

JUL 01 2015

Washington, DC 20549

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

001-37410

By Electronic Mail

July 1, 2015

CF RTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 1, 2015 The Nasdaq Stock Market (the "Exchange") received from ESSA Pharma Inc. (the "Registrant") a copy of the Registrant's application on Form 20-F/A 12(b) for the registration of the following security:

Common Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery